Intangible assets	12 Months Ended
Apr. 02, 2023
Intangible assets other than goodwill [abstract]
Intangible assets	Intangible assets
Intangible assets comprise the following:

	April 2, 2023	April 3, 2022
	$	$
Intangible assets with finite lives	19.3	6.4
Intangible assets with indefinite lives:
Brand name	115.5	115.5
Domain name	0.3	0.3
	135.1	122.2
The following table presents the changes in cost and accumulated amortization of the Company’s intangible assets with finite lives:

	Intangible assets with finite lives
	Software	Intellectual property	Customer lists	Distribution rights	Total
Cost	$	$	$	$	$
March 28, 2021	5.6	17.9	—	—	23.5
Additions	2.9	0.3	—	—	3.2
April 3, 2022	8.5	18.2	—	—	26.7
Additions	1.8	0.1	—	—	1.9
Additions from business combinations (note 5)	—	—	7.7	7.2	14.9
April 2, 2023	10.3	18.3	7.7	7.2	43.5

	Software	Intellectual property	Customer lists	Distribution rights	Total
Accumulated amortization	$	$	$	$	$
March 28, 2021	2.2	12.3	—	—	14.5
Amortization	1.4	4.4	—	—	5.8
April 3, 2022	3.6	16.7	—	—	20.3
Amortization	1.8	0.7	0.7	0.7	3.9
April 2, 2023	5.4	17.4	0.7	0.7	24.2

Net book value
April 3, 2022	4.9	1.5	—	—	6.4
April 2, 2023	4.9	0.9	7.0	6.5	19.3
Intellectual property consists of product development costs, acquired technology, and patents and trademarks.
Indefinite life intangible assets
Indefinite life intangible assets recorded by the Company are comprised of the Canada Goose and Baffin brand names and domain name associated with the Company’s website. The Company expects to renew the registration of the brand names and domain names at each expiry date indefinitely, and expects these assets to generate economic benefit in perpetuity. As such, the Company assessed these intangibles to have indefinite useful lives.
The Company completed its annual impairment tests for the years ended April 2, 2023 and April 3, 2022 for indefinite life intangible assets and concluded that there was no impairment.
Key Assumptions
The key assumptions used to calculate the value-in-use (VIU) are consistent with the assumptions used to calculate VIU for goodwill (note 14).